Condensed Consolidated Statement of Stockholders' (Deficit) - USD ($)	Mezzanine Equity [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance - December 31, 2023 at Dec. 31, 2022				$ 2,500	$ 2,295	$ 6,357,859		$ (17,720,634)			$ (11,357,980)
Shares, Issued at Dec. 31, 2022				25,000,000	22,954,734
Common stock issued for Simplified Companies acquisition
Issuance of common shares for stock subscription receivable		$ 2,842				7,102,158					7,105,000
Stock Issued During Period, Shares, New Issues		28,420,000
Net loss											(7,673,207)
Conversion of Series C preferred stock to common stock				$ (625)	$ 2,500	(1,875)
Stock Issued During Period, Shares, Conversion of Convertible Securities				(6,250,000)	25,000,000
Common stock issued for promissory note extension					$ 240	599,760					600,000
Stock Issued During Period, Shares, Other					2,400,000
Issuance of common stock for Block 40 acquisition and acquired noncontrolling interest					$ 2,000	4,998,000					5,000,000
Stock Issued During Period, Shares, Acquisitions					20,000,000
Common stock issued for services					$ 1,720	4,298,280					4,300,000
Stock Issued During Period, Shares, Issued for Services					17,200,000
Balance - December 31, 2024 at Dec. 31, 2023		$ 2,842		$ 1,875	$ 8,755	9,154,182	(3,020,831)	(26,726,777)			(20,579,954)
Shares, Issued at Dec. 31, 2023		28,420,000		18,750,000	87,554,734
Common stock issued for Simplified Companies acquisition					$ 100	249,900					250,000
Issuance of common shares for stock subscription receivable							312,501				312,501
Stock Issued During Period, Shares, New Issues
Series A Preferred Stock cash dividend								(106,575)			(106,575)
Net loss								(2,101,203)	(4,678)		(2,105,881)
[custom:StockIssuedDuringPeriodSharesStockDividend]
Stock Issued During Period, Shares, Acquisitions					1,000,000
Deferred equity consideration on Simplified Companies acquisition						740,000					740,000
[custom:FairValueDeferredSharesCompaniesAcquisitionShares]
Common stock issued for services					$ 13	31,237					31,250
Stock Issued During Period, Shares, Issued for Services					125,000
Balance - December 31, 2024 at Mar. 31, 2024		$ 2,842		$ 1,875	$ 8,868	10,175,319	(2,708,330)	(28,934,555)	(4,678)		(21,458,659)
Shares, Issued at Mar. 31, 2024		28,420,000		18,750,000	88,679,734
Balance - December 31, 2023 at Dec. 31, 2023		$ 2,842		$ 1,875	$ 8,755	9,154,182	(3,020,831)	(26,726,777)			(20,579,954)
Shares, Issued at Dec. 31, 2023		28,420,000		18,750,000	87,554,734
Net loss											(5,996,635)
Balance - December 31, 2024 at Sep. 30, 2024		$ 2,902		$ 1,875	$ 8,948	10,525,179	(2,083,328)	(33,047,183)	(1,033)		(24,592,641)
Shares, Issued at Sep. 30, 2024		29,020,000		18,750,000	89,479,734
Balance - December 31, 2023 at Dec. 31, 2023		$ 2,842		$ 1,875	$ 8,755	9,154,182	(3,020,831)	(26,726,777)			(20,579,954)
Shares, Issued at Dec. 31, 2023		28,420,000		18,750,000	87,554,734
Common stock issued for Simplified Companies acquisition					$ 100	249,900					250,000
[custom:StockIssuedSimplifiedCompaniesAcquisitionShares]					1,000,000
Issuance of common shares for stock subscription receivable		$ 860				2,149,140					2,150,000
Stock Issued During Period, Shares, New Issues		8,600,000
Net loss (income)								(9,121,376)	2,671		(9,118,705)
Net loss											(8,658,780)
Common stock issued for promissory note extension					$ 60	149,940					150,000
Stock Issued During Period, Shares, Other					600,000
Issuance of common stock for Block 40 acquisition and acquired noncontrolling interest
Deferred equity consideration on Simplified Companies acquisition						740,000					740,000
[custom:FairValueDeferredSharesCompaniesAcquisitionShares]
Common stock issued for services					$ 33	81,217					81,250
Stock Issued During Period, Shares, Issued for Services					325,000
Balance - December 31, 2024 at Dec. 31, 2024		$ 3,702		$ 1,875	$ 9,748	14,315,979	(1,770,827)	(35,848,153)	2,671		(23,285,005)
Shares, Issued at Dec. 31, 2024		37,020,000		18,750,000	97,479,734
Balance - December 31, 2023 at Mar. 31, 2024		$ 2,842		$ 1,875	$ 8,868	10,175,319	(2,708,330)	(28,934,555)	(4,678)		(21,458,659)
Shares, Issued at Mar. 31, 2024		28,420,000		18,750,000	88,679,734
Issuance of common shares for stock subscription receivable							312,501				312,501
Stock Issued During Period, Shares, New Issues
Series A Preferred Stock cash dividend								(108,371)			(108,371)
Net loss								(2,077,125)	4,225		(2,072,900)
Common stock issued for promissory note extension
Stock Issued During Period, Shares, Other
[custom:StockIssuedDuringPeriodSharesStockDividend]
Preferred Stock issuances		$ 60				149,940					150,000
[custom:StockIssuedDuringPeriodPreferredStockShares]		600,000
Balance - December 31, 2024 at Jun. 30, 2024		$ 2,902		$ 1,875	$ 8,868	10,325,259	(2,395,829)	(31,120,051)	(453)		(23,177,429)
Shares, Issued at Jun. 30, 2024		29,020,000		18,750,000	88,679,734
Issuance of common shares for stock subscription receivable							312,501				312,501
Stock Issued During Period, Shares, New Issues
Series A Preferred Stock cash dividend								(108,825)			(108,825)
Net loss											(1,818,307)
Common stock issued for promissory note extension					$ 60	149,940					150,000
Stock Issued During Period, Shares, Other					600,000
[custom:StockIssuedDuringPeriodSharesStockDividend]
Common stock issued for services					$ 20	49,980					50,000
Stock Issued During Period, Shares, Issued for Services					200,000
Net loss								(1,818,307)	(580)		(1,818,887)
Balance - December 31, 2024 at Sep. 30, 2024		$ 2,902		$ 1,875	$ 8,948	10,525,179	(2,083,328)	(33,047,183)	(1,033)		(24,592,641)
Shares, Issued at Sep. 30, 2024		29,020,000		18,750,000	89,479,734
Balance - December 31, 2023 at Dec. 31, 2024		$ 3,702		$ 1,875	$ 9,748	14,315,979	(1,770,827)	(35,848,153)	2,671		(23,285,005)
Shares, Issued at Dec. 31, 2024		37,020,000		18,750,000	97,479,734
Common stock issued for Simplified Companies acquisition					$ 200	(200)
[custom:StockIssuedSimplifiedCompaniesAcquisitionShares]					2,000,000
Issuance of common shares for stock subscription receivable							312,501				312,501
Stock Issued During Period, Shares, New Issues
Series A Preferred Stock cash dividend								(138,825)			(138,825)
Net loss (income)								(1,773,330)	2,480		(1,770,850)
Net loss
Balance - December 31, 2024 at Mar. 31, 2025		$ 3,702		$ 1,875	$ 9,948	14,315,779	(1,458,326)	(37,760,308)	5,151		(24,882,179)
Shares, Issued at Mar. 31, 2025		37,020,000		18,750,000	99,479,734
Balance - December 31, 2023 at Dec. 31, 2024		$ 3,702		$ 1,875	$ 9,748	14,315,979	(1,770,827)	(35,848,153)	2,671		(23,285,005)
Shares, Issued at Dec. 31, 2024		37,020,000		18,750,000	97,479,734
Net loss											(10,499,901)
Balance - December 31, 2024 at Sep. 30, 2025	14,435,532	$ 6,422	$ 1,000		$ 19,011	75,958,090	(833,324)	(51,228,402)	5,151	39,148,145	63,076,093
Shares, Issued at Sep. 30, 2025		64,220,000	10,000,000		190,104,140
Balance - December 31, 2023 at Mar. 31, 2025		$ 3,702		$ 1,875	$ 9,948	14,315,779	(1,458,326)	(37,760,308)	5,151		(24,882,179)
Shares, Issued at Mar. 31, 2025		37,020,000		18,750,000	99,479,734
Issuance of common shares for stock subscription receivable							312,501				312,501
Stock Issued During Period, Shares, New Issues
Series A Preferred Stock cash dividend								(210,387)			(210,387)
Net loss (income)								(2,209,196)			(2,209,196)
Net loss
Conversion of Series C preferred stock to common stock				$ (1,875)	$ 1,875
Stock Issued During Period, Shares, Conversion of Convertible Securities				(18,750,000)	18,750,000
Common stock issued for promissory note extension		$ 3,200				7,996,800					8,000,000
Stock Issued During Period, Shares, Other		32,000,000
Issuance of common stock and warrants related to registration rights payment arrangement					$ 40	151,108					151,148
[custom:StockIssuedDuringPeriodRelatedToRegistrationRightsPaymentArrangementShares]					400,000
[custom:StockIssuedDuringPeriodSharesStockDividend]
Balance - December 31, 2024 at Jun. 30, 2025		$ 6,902			$ 11,863	22,463,687	(1,145,825)	(40,179,891)	5,151		(18,838,113)
Shares, Issued at Jun. 30, 2025		69,020,000			118,629,734
Issuance of common shares for stock subscription receivable							312,501				312,501
Stock Issued During Period, Shares, New Issues
Series A Preferred Stock cash dividend								(262,347)			(262,347)
Net loss (income)	96,482							(7,086,164)		472,307	(6,613,857)
Net loss											(6,517,375)
Common stock issued for promissory note extension		$ 520				1,299,480					1,300,000
Stock Issued During Period, Shares, Other		5,200,000
Issuance of common stock and warrants related to registration rights payment arrangement					$ 9	66,446					66,455
[custom:StockIssuedDuringPeriodRelatedToRegistrationRightsPaymentArrangementShares]					87,500
[custom:StockIssuedDuringPeriodSharesStockDividend]
Conversion of Series A to Series B preferred stock		$ (1,000)	$ 1,000			3,700,000		(3,700,000)
[custom:StockIssuedDuringPeriodSharesConversionOfSeriesAToSeriesB]		(10,000,000)	10,000,000
Issuance of common stock for Block 40 acquisition and acquired noncontrolling interest	13,239,051				$ 6,964	48,042,501				38,675,838	86,725,303
Stock Issued During Period, Shares, Acquisitions					69,636,906
Issuance of redeemable preferred stock to noncontrolling interest	1,100,000
[custom:StockIssuedDuringPeriodIssuanceOfRedeemablePreferredStockShares]
Accrued dividend on noncontrolling interest
Issuance of common stock from private offering, net of issuance costs					$ 175	385,975					386,150
[custom:StockIssuedDuringPeriodPrivateOfferingShares]					1,750,000
Dividend on noncontrolling interest
Balance - December 31, 2024 at Sep. 30, 2025	$ 14,435,532	$ 6,422	$ 1,000		$ 19,011	$ 75,958,090	$ (833,324)	$ (51,228,402)	$ 5,151	$ 39,148,145	$ 63,076,093
Shares, Issued at Sep. 30, 2025		64,220,000	10,000,000		190,104,140